<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     12/31/2009

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		February 8, 2010

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Chartwell Investment Partners file number 028-06462
Clearbridge Advisors file number 028-11611
Columbia Partners file number 028-05386
Massachusetts Financial Services Co file number 028-04968
Parametric file number 028-04558
Roosevelt file number 028-03511


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance America                COM              00739W107    46912       9712639 SH       Sole                               9712639
Autonation Inc Com             COM              05329W102    14689        816083 SH       Sole                                816083
Bank Of America Corp           COM              060505104     7377        485991 SH       Sole                                485991
Becton Dickinson Co            COM              758871099      407          5398 SH       Sole                                  5398
Berkshire Htwa Cla A           COM              084990175     1375          1200 SH       Sole                                  1200
Carlyle Capital                COM              B1VYV82          0         24000 SH       Sole                                 24000
Carolina Alliance Bank  Sparta COM              14376r107      416         45000 SH       Sole                                 45000
Citigroup Inc                  COM              172967101       55         16710 SH       Sole                                 16710
Clarient Inc                   COM              180489106       23         10000 SH       Sole                                 10000
Cyalume Technologies Warrents  COM              232429118       90        199006 SH       Sole                                199006
Cyalume Techs Hldgs            COM              232429100     1005        300000 SH       Sole                                300000
Duke Energy Corp New           COM              26441C105     1581         95671 SH       Sole                                 95671
Fpl Group                      COM              302571104     9752        200000 SH       Sole                                200000
Frontline Ltd                  COM              G3682E127      298          9900 SH       Sole                                  9900
Fulton Financial Corp          COM              360271100      284         30719 SH       Sole                                 30719
General Maritime New           COM              Y2693R101      150         19430 SH       Sole                                 19430
Herald National Bank           COM              42703Q104       77         25000 SH       Sole                                 25000
Imaging Diagnstc Sys           COM              45244W100        0         10000 SH       Sole                                 10000
Mandarin Oriental              COM              562600304       45         30000 SH       Sole                                 30000
Nucor Corporation              COM              670346105      363          8890 SH       Sole                                  8890
Pacific Asia Petroleum         COM              693864100      131         28688 SH       Sole                                 28688
Parke Bancorp Inc              COM              700885106      172         20037 SH       Sole                                 20037
Photomedex Inc New             COM              719358202      114         61142 SH       Sole                                 61142
Psychemedics Corporation       COM              744375205     1474        191234 SH       Sole                                191234
Republic Services Inc          COM              760759100    13834        516377 SH       Sole                                516377
Resaca Exploitation Inc        COM              76083g203        0        853692 SH       Sole                                853692
Sensivida Med Techs New        COM              817259104       14         40000 SH       Sole                                 40000
Solar Cap LLC-Unit             COM              999z41570      282         33000 SH       Sole                                 33000
South Finl Grp Inc             COM              837841105      107        230153 SH       Sole                                230153
Spectra Energy Corp            COM              847560109     1398         65768 SH       Sole                                 65768
Strategic Diagnost             COM              862700101      191        130000 SH       Sole                                130000